Deferred revenues and deferred income	12 Months Ended
Dec. 31, 2017
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Deferred revenues and deferred income

Note 13. Deferred revenues and deferred income

Accounting policies

As disclosed in Note 3, non-refundable upfront payments are deferred and recognized as revenue over the period of the collaboration agreement.

Details of deferred revenues and deferred income

	As of December 31,	As of December 31,
	2016	2017
	$ in thousands
Deferred revenues	38,768	26,056
Lease incentive	161	—

Total Deferred revenue and deferred income	38,929	26,056

Deferred revenues

Since 2014, most of the deferred revenues corresponds to upfront payments for the collaboration agreements with Les Laboratoires Servier and Pfizer Inc.

Lease incentive

In November 2011, when we entered into an operating lease agreement for our headquarters in Paris (BioPark), we received a lease incentive of €1.1 million from the lessor, which is deferred and amortized over the 6-year lease term (until October 2017). This amount is booked as a reduction in operating lease expenses.